Consolidated Statements of Stockholders' Equity (USD $) In Millions		TransUnion Holding Company, Inc.	TransUnion Holding Company, Inc. Common Stock	TransUnion Holding Company, Inc. Paid-In Capital	TransUnion Holding Company, Inc. Treasury Stock	TransUnion Holding Company, Inc. Retained Earnings (Accumulated Deficit)	TransUnion Holding Company, Inc. Accumulated Other Comp Income (Loss)	TransUnion Holding Company, Inc. Non-controlling Interests	TransUnion Holding Company, Inc. Redeemable Non- controlling Interests (Temporary Equity)	TransUnion Corp-Predecessor	TransUnion Corp-Predecessor Common Stock	TransUnion Corp-Predecessor Paid-In Capital	TransUnion Corp-Predecessor Treasury Stock	TransUnion Corp-Predecessor Retained Earnings (Accumulated Deficit)	TransUnion Corp-Predecessor Accumulated Other Comp Income (Loss)	TransUnion Corp-Predecessor Non-controlling Interests	TransUnion Corp-Successor	TransUnion Corp-Successor Common Stock	TransUnion Corp-Successor Paid-In Capital	TransUnion Corp-Successor Treasury Stock	TransUnion Corp-Successor Retained Earnings (Accumulated Deficit)	TransUnion Corp-Successor Accumulated Other Comp Income (Loss)	TransUnion Corp-Successor Non-controlling Interests	TransUnion Corp-Successor Redeemable Non- controlling Interests (Temporary Equity)
Balance at Dec. 31, 2009										$ 249.4	$ 1.3	$ 862.6	$ (1,325.5)	$ 700.6	$ 1.8	$ 8.6
Balance (in shares) at Dec. 31, 2009											77.7
Net income (loss)										44.9				36.6		8.3
Other comprehensive income (loss)										8.3					7.5	0.8
Shares issued under stock-based compensation plans (in shares)											0.6
Shares issued under stock-based compensation plans										28.7		28.7
Tax benefits from stock-based compensation plans										0.1		0.1
Acquisition of Africa/Brazil subsidiary										6.5						6.5
Purchase of noncontrolling interests										(0.5)		(0.4)				(0.1)
Treasury stock purchased										(5.4)			(5.4)
Treasury stock purchased (in shares)											(0.3)
Distributions to noncontrolling interests										(8.6)						(8.6)
Stockholder contribution										2.5		2.5
Retirement of treasury stock													1,330.9	(1,330.9)
Effects of merger transaction (in shares)											(48.2)
Effects of merger transaction										(1,187.9)	(1.0)			(1,186.9)
Balance at Dec. 31, 2010										(862.0)	0.3	893.5		(1,780.6)	9.3	15.5
Balance (in shares) at Dec. 31, 2010											29.8
Net income (loss)										48.8				40.8		8.0
Other comprehensive income (loss)										(14.5)					(12.9)	(1.6)
Shares issued under stock-based compensation plans										4.6		4.6
Acquisition of Africa/Brazil subsidiary										10.8						10.8
Purchase of noncontrolling interests										(5.9)		(5.6)				(0.3)
Issuance of stock										1.3		1.3
Exercise of stock options										0.1		0.1
Treasury stock purchased										(0.2)			(0.2)
Distributions to noncontrolling interests										(8.5)						(8.5)
Stockholder contribution										0.3						0.3
Effects of merger transaction										0.8				0.8
Balance at Dec. 31, 2011										(824.4)	0.3	893.9	(0.2)	(1,739.0)	(3.6)	24.2
Balance (in shares) at Dec. 31, 2011											29.8
Net income (loss)	[1],[2],[3]	(8.5)
Balance at Mar. 31, 2012
Balance at Dec. 31, 2011										(824.4)	0.3	893.9	(0.2)	(1,739.0)	(3.6)	24.2
Balance (in shares) at Dec. 31, 2011											29.8
Net income (loss)										(52.4)				(54.9)		2.5
Other comprehensive income (loss)										2.5					2.2	0.3
Shares issued under stock-based compensation plans										2.0		2.0
Exercise of stock options										0.1		0.1
Impact of share-based awards modification										(3.3)		(3.3)
Treasury stock purchased										(1.3)			(1.3)
Distributions to noncontrolling interests										(0.4)						(0.4)
Effects of merger transaction										(0.4)				(0.4)
Balance at Apr. 30, 2012										(877.6)	0.3	892.7	(1.5)	(1,794.3)	(1.4)	26.6
Balance (in shares) at Apr. 30, 2012											29.8
Balance at Feb. 15, 2012
Net income (loss)		(3.9)				(8.8)		4.9
Other comprehensive income (loss)		(26.4)					(24.4)	(2.0)
Shares issued under stock-based compensation plans		2.7		2.7
Acquisition of noncontrolling interests in TransUnion Corp subsidiaries		26.6						26.6
Acquisition of Africa/Brazil subsidiary		1.9						1.9
Purchase of noncontrolling interests		0.1		0.1					(3.3)
Issuance of stock		1,107.7	1.1	1,106.6
Dividends		(373.8)				(373.8)
Treasury stock purchased		(0.7)			(0.7)
Treasury stock purchased (in shares)			(0.1)
Distributions to noncontrolling interests		(7.2)						(7.2)
Purchase accounting adjustments related to acquisition of TransUnion Corp		87.0						87.0	(0.3)
Reclassification of redeemable non-controlling interests		(17.9)						(17.9)	17.9
Additional acquisition price for Brazil subsidiary									0.4
Issuance of stock (in shares)			110.2
Balance at Dec. 31, 2012		796.1	1.1	1,109.4	(0.7)	(382.6)	(24.4)	93.3	14.7
Balance (in shares) at Dec. 31, 2012			110.1
Balance at Mar. 31, 2012
Net income (loss)										(64.5)
Other comprehensive income (loss)										(2.9)
Balance at Apr. 30, 2012										(877.6)	0.3
Balance (in shares) at Apr. 30, 2012											29.8
Net income (loss)																	10.8
Other comprehensive income (loss)																	(8.4)
Balance at Jun. 30, 2012
Balance at Apr. 30, 2012											0.3
Balance (in shares) at Apr. 30, 2012											29.8
Purchase accounting adjustments (in shares)																		(29.8)
Net income (loss)																	47.9				43.0		4.9
Other comprehensive income (loss)																	(26.4)					(24.4)	(2.0)
Shares issued under stock-based compensation plans																	2.3		2.3
Acquisition of Africa/Brazil subsidiary																	1.9						1.9
Purchase of noncontrolling interests																	0.1		0.1					(3.3)
Dividends																	(27.9)				(27.9)
Distributions to noncontrolling interests																	(7.2)						(7.2)
Purchase accounting adjustments related to acquisition of TransUnion Corp																	2,595.2	(0.3)	711.3	1.5	1,794.3	1.4	87.0	(0.3)
Reclassification of redeemable non-controlling interests																	(17.9)						(17.9)	17.9
Additional acquisition price for Brazil subsidiary																								0.4
Stockholder contribution																	80.8		80.8
Balance at Dec. 31, 2012																	1,771.2		1,687.2		15.1	(24.4)	93.3	14.7
Balance at Sep. 30, 2012
Net income (loss)	[1]	(6.7)
Balance at Dec. 31, 2012		796.1	1.1	1,109.4	(0.7)	(382.6)	(24.4)	93.3	14.7								1,771.2		1,687.2		15.1	(24.4)	93.3	14.7
Balance (in shares) at Dec. 31, 2012			110.1
Net income (loss)		(11.3)															23.3
Net income (loss)		(11.4)				(14.2)		2.8	0.1								23.2				20.4		2.8	0.1
Other comprehensive income (loss)		(40.6)					(37.4)	(1.4)	(1.8)								(40.6)					(37.4)	(1.4)	(1.8)
Shares issued under stock-based compensation plans		3.5		3.5													3.5		3.5
Acquisition of Africa/Brazil subsidiary									7.6															7.6
Distributions to noncontrolling interests		(0.9)						(0.9)	(0.2)								(0.9)						(0.9)	(0.2)
Issuance of stock		0.3		0.3
Dividends																	(49.1)				(49.1)
Treasury stock purchased		(2.0)			(2.0)
Treasury stock purchased (in shares)			(0.3)
Purchase accounting adjustments related to acquisition of TransUnion Corp		(3.3)						(3.3)									(3.3)						(3.3)
Disposal of noncotrolling interests		(0.6)						(0.6)									(0.6)						(0.6)
Balance at Jun. 30, 2013		742.9	1.1	1,113.2	(2.7)	(396.8)	(61.8)	89.9	20.4								1,705.2		1,690.7		(13.6)	(61.8)	89.9	20.4
Balance (in shares) at Jun. 30, 2013			109.8
Balance at Mar. 31, 2013
Net income (loss)		(6.1)															11.9
Other comprehensive income (loss)		(23.4)															(23.4)
Balance at Jun. 30, 2013		$ 742.9															$ 1,705.2

[1]	The sum of the quarterly totals may not equal the annual totals due to rounding.
[2]	Period is from inception of TransUnion Holding, February 15, 2012, through March 31, 2012.
[3]	The financial results of TransUnion Holding include the consolidated results of TransUnion Corp subsequent to April 30, 2012, the date of acquisition. See Note 1, "Significant Accounting and Reporting Policies," and Note 2, "Change in Control Transactions," for further information. For the period of inception through March 31, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $7.0 million of acquisition fees related to the 2012 Change in Control Transaction. For the three months ended June 30, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $8.2 million of acquisition fees related to the 2012 Change in Control Transaction.